Land use right - Additional Information (Details) - CNY (¥) ¥ in Millions	1 Months Ended
	Mar. 31, 2022	Oct. 31, 2021
Disclosure Of Quantitative Information About Land Use Right [Line Items]
Acquired Land Use Rights	¥ 1,050	¥ 1,500
Land [Member] | Mainland Of China [Member]
Disclosure Of Quantitative Information About Land Use Right [Line Items]
Remaining lease period	40 years	30 years